UNITED STATES
                                       SECURITIES AND EXCHANGE COMMISSION
                                                 Washington, D.C.  20549

                                                 FORM 13F

                                                 FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2002

Check here if Amendment [x]; Amendment Number:
This Amendment (Check only one.) :  [  ] is a restatement.
                                    [x]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     CIC/HCM Asset Management, Inc.
Address:  633 West Fifth Street
          Suite 1180
          Los Angeles, CA 90071

13F File Number:  28-3660

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Fernando Inzunza
Title:    Principal
Phone:    213-629-0451
Signature, Place, and Date of Signing:

  Fernando Inzunza  Los Angeles, California  February 12, 2003

Report Type: (Check only one.):

[X]       13F HOLDINGS REPORT.

[   ]     13F NOTICE.

[   ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                                                 FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:          37

Form 13F Information Table Value Total:          $184927



List of Other Included Managers:                 0

No.     13F File Number     Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Albertsons                     com              013104104     4223   189725 SH       SOLE                    34780            154945
Allstate Insurance             com              020002101     6910   186800 SH       SOLE                    33790            153010
American International Group   com              026874107     4395    75965 SH       SOLE                    13770             62195
Apache Corp.                   com              037411105     4724    82890 SH       SOLE                    15020             67870
BB&T Corp                      com              054937107     4780   129230 SH       SOLE                    23430            105800
Baker Hughes Inc.              com              057224107     5116   158925 SH       SOLE                    28840            130085
BankAmerica Corp.              com              060505104     7554   108575 SH       SOLE                    19260             89315
Bellsouth Corp                 com              079860102     4000   154635 SH       SOLE                    28095            126540
CVS Corp.                      com              126650100     4077   163260 SH       SOLE                    29610            133650
Chevron Texaco                 com              166764100     4690    70545 SH       SOLE                    12800             57745
Cigna                          com              125509109     2018    49080 SH       SOLE                     8925             40155
Citigroup                      com              172967101     5573   158360 SH       SOLE                    28700            129660
Comerica, Inc. Com.            com              200340107     5009   115850 SH       SOLE                    20865             94985
ConocoPhillips                 com              20825C104     4600    95065 SH       SOLE                    17235             77830
Consolidated Edison            com              209115104     5435   126920 SH       SOLE                    23010            103910
DTE Energy Co.                 com              233331107     5886   126855 SH       SOLE                    23000            103855
Exxon Mobil Corp               com              30231G102     5094   145785 SH       SOLE                    26440            119345
Gannett Co.                    com              364730101     5792    80665 SH       SOLE                    14655             66010
General Electric               com              369604103     3558   146105 SH       SOLE                    26510            119595
Goldman Sachs                  com              38141G104     4478    65750 SH       SOLE                    11940             53810
Hewlett Packard (New)          com              428236103     6291   362400 SH       SOLE                    65814            296586
International Business Machine com              459200101     4634    59800 SH       SOLE                    10865             48935
J P Morgan                     com              46625H100     3944   164345 SH       SOLE                    29780            134565
Johnson Controls               com              478366107     5535    69040 SH       SOLE                    12540             56500
Kraft Foods Inc.               com              50075N104     5606   144005 SH       SOLE                    26125            117880
Lehman Brothers                com              524908100     4288    80470 SH       SOLE                    14630             65840
MBNA                           com              55262L100     5078   267002 SH       SOLE                    48490            218512
Masco                          com              574599106     4819   228925 SH       SOLE                    41605            187320
SBC Communications             com              78387G103     2977   109795 SH       SOLE                    19950             89845
TJX Companies Inc.             com              872540109     5267   269815 SH       SOLE                    48960            220855
US Bancorp                     com              902973304     4529   213440 SH       SOLE                    38700            174740
Union Pacific                  com              907818108     6664   111315 SH       SOLE                    20175             91140
Verizon Communications         com              92343V104     4627   119400 SH       SOLE                    21655             97745
Walt Disney Co.                com              254687106     4597   281855 SH       SOLE                    51185            230670
Washington Mutual              com              939322103     6597   191063 SH       SOLE                    34635            156428
Wellpoint Health Networks      com              94973H108     4979    69970 SH       SOLE                    12690             57280
Wells Fargo & Co.              com              949746101     6583   140455 SH       SOLE                    25415            115040